■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 67.4%
Consumer Discretionary 2.8%
Retail 2.8%
5,200	Domino's Pizza, Inc.	$2,116,452
75,600	TJX Cos., Inc.	4,579,848
		6,696,300
Consumer Staples 4.7%
Household Products 0.9%
23,000	Church & Dwight Co., Inc.	2,285,740

Retail 3.8%
16,000	Costco Wholesale Corp.	9,213,600
		11,499,340
Financials 4.9%
Commercial Services 3.7%
21,727	S&P Global, Inc.	8,911,981

Insurance 1.2%
60,500	Arch Capital Group Ltd. (1)	2,929,410
		11,841,391
Healthcare 14.6%
Electronics 1.4%
2,400	Mettler-Toledo International, Inc. (1)	3,295,656

Healthcare Products 12.4%
43,200	Danaher Corp.	12,671,856
10,500	IDEXX Laboratories, Inc. (1)	5,744,130
20,000	Thermo Fisher Scientific, Inc.	11,813,000
		30,228,986
Healthcare Services 0.8%
4,000	UnitedHealth Group, Inc.	2,039,880
		35,564,522
Industrials 17.4%
Aerospace & Defense 1.3%
5,000	TransDigm Group, Inc. (1)	3,257,700

Aerospace/Defense 1.5%
23,000	HEICO Corp.	3,531,420

Commercial Services 2.6%
183,500	Rollins, Inc.	6,431,675

Environmental Control 4.6%
79,250	Waste Connections, Inc.	11,071,225

Machinery - Diversified 0.5%
13,600	Toro Co.	1,162,664

Software 4.4%
22,800	Roper Technologies, Inc.	10,766,844

Transportation 2.5%
22,000	Union Pacific Corp.	6,010,620
		42,232,148
Information Technology 17.7%
Aerospace & Defense 1.2%
6,100	Teledyne Technologies, Inc. (1)	2,883,043

Diversified Financial Services 3.0%
20,000	MasterCard, Inc. Class A	7,147,600

Software 13.5%
5,000	Adobe, Inc. (1)	2,278,100
14,000	ANSYS, Inc. (1)	4,447,100
25,000	Cadence Design Systems, Inc. (1)	4,111,500
10,000	Fidelity National Information Services, Inc.	1,004,200
38,000	Fiserv, Inc. (1)	3,853,200
11,000	Intuit, Inc.	5,289,240
35,600	Salesforce.com, Inc. (1)	7,558,592
7,732	ServiceNow, Inc. (1)	4,305,873
		32,847,805
		42,878,448
Materials 2.3%
Chemicals 1.9%
26,400	Ecolab, Inc.	4,661,184

Packaging & Containers 0.4%
7,900	AptarGroup, Inc.	928,250
		5,589,434
Real Estate 1.3%
REITS 1.3%
13,000	American Tower Corp. REIT	3,265,860

Utilities 1.7%
Electric 1.7%
48,000	NextEra Energy, Inc.	4,066,080
Total Common Stocks (Cost $47,435,393)		163,633,523

Principal Amount		Value

Asset-Backed Security — 0.1%
273,181	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 4/16/25	269,814
Total Asset-Backed Securities (Cost $272,893)		269,814

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount		Value

Commercial Mortgage-Backed Securities — 0.9%
$550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	$563,913
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	257,144
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	255,570
160,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (3)	163,282
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	261,329
190,374	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	187,004
207,466	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	207,442
129,716	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	129,745
90,661	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	91,372
Total Commercial Mortgage-Backed Securities (Cost $2,193,321)		2,116,801

Corporate Bonds & Notes — 2.0%
Basic Materials 0.2%
Chemicals 0.1%
175,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	182,887

Mining 0.1%
175,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30 (2)	178,937

Communications 0.2%
Internet 0%
175,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	183,532

Media 0.1%
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25 (2)	207,632

Telecommunications 0.1%
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	207,999
		599,163
Consumer, Non-Cyclical 0.4%
Agriculture 0.1%
175,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	174,366

Food 0.1%
175,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	155,570

Healthcare Services 0.1%
175,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	177,100
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29	242,010
		419,110
Pharmaceuticals 0.1%
200,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	198,682
		198,682
		947,728
Energy 0.1%
Oil & Gas 0.1%
175,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	179,983
		179,983
Financial 1.0%
Banks 0.3%
200,000	ING Groep NV, Senior Unsecured Notes, 3.95%, 3/29/27	202,739
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23 (2)	505,276
		708,015
Insurance 0.3%
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	254,056
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	175,160
200,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	204,590
175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48 (2)(3)	178,532
		812,338

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds & Notes — 2.0% (Continued)
Financial 1.0% (Continued)
REITS 0.4%
200,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	188,160
175,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29	174,227
200,000	Duke Realty LP, Senior Unsecured Notes, 4.00%, 9/15/28	204,512
175,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	162,605
225,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28 (2)	233,668
		963,172
		2,483,525
Technology 0.1%
Software 0.1%
175,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	184,864
		184,864
Total Corporate Bonds & Notes (Cost $4,910,804)		4,757,087

Long-Term Municipal Securities — 0%
Virginia 0%
125,000	Fairfax County Economic Development Authority, Refunding Revenue Bonds, Series C, 2.43%, 10/1/34	112,657
Total Long-Term Municipal Securities (Cost $125,526)		112,657

U.S. Government Agency Obligations — 0.2%
250,000	FHLB, 3.25%, 3/8/24	254,482
250,000	FNMA, 2.38%, 1/19/23	251,662
Total U.S. Government Agency Obligations (Cost $501,303)		506,144

Residential Mortgage-Backed Securities — 3.7%
Mortgage Securities 3.7%
208,251	FHLMC Pool #QB3856, 2.00%, 9/1/50	$194,031
130,372	FHLMC Pool #SD8023, 2.50%, 11/1/49	124,981
137,151	FHLMC Pool #SD8098, 2.00%, 10/1/50	127,802
980,861	FHLMC Pool #SD8134, 2.00%, 3/1/51	913,474
144,221	FHLMC Pool #SD8173, MBS, 2.50%, 10/1/51	137,968
36,712	FHLMC REMIC Trust, Series 4151, Class PA, 2.00%, 1/15/33	35,750
101,457	FNMA Pool #AB4449, 4.00%, 2/1/42	106,104
100,422	FNMA Pool #AD6374, 5.00%, 5/1/40	108,441
121,389	FNMA Pool #AH4865, 4.50%, 2/1/41	126,687
643,398	FNMA Pool #AP1340, 3.50%, 7/1/42	655,573
165,724	FNMA Pool #AS9459, 4.50%, 4/1/47	173,880
159,145	FNMA Pool #AT0969, 3.00%, 4/1/43	158,731
219,391	FNMA Pool #AT8849, 4.00%, 6/1/43	227,978
120,379	FNMA Pool #AU8846, 3.00%, 11/1/43	120,140
244,262	FNMA Pool #CA5540, 3.00%, 4/1/50	240,172
182,583	FNMA Pool #FM5091, 1.50%, 12/1/50	163,375
187,887	FNMA Pool #FM6468, 4.00%, 6/1/49	192,065
377,697	FNMA Pool #FM8461, MBS, 2.00%, 7/1/36	367,460
1,022,801	FNMA Pool #FM9508, MBS, 2.50%, 10/1/36	1,017,290
220,329	FNMA Pool #FM9834, 3.50%, 6/1/49	222,271
138,529	FNMA Pool #MA4077, 2.00%, 7/1/50	129,145
181,833	FNMA Pool #MA4100, 2.00%, 8/1/50	169,512
704,743	FNMA Pool #MA4159, 2.50%, 10/1/50	674,914
262,794	FNMA Pool #MA4222, 3.50%, 12/1/50	264,046
887,774	FNMA Pool #MA4328, 1.50%, 5/1/36	843,071
495,699	FNMA Pool #MA4548, MBS, 2.50%, 2/1/52	474,207
290,165	GNMA II Pool #4016, 5.50%, 8/20/37	321,928
111,121	GNMA II Pool #MA1090, 3.50%, 6/20/43	114,181
115,593	GNMA II Pool #MA7054, 3.50%, 12/20/50	116,596
338,768	GNMA II Pool #MA7651, 3.50%, 10/20/51	341,598
		8,863,371
Total Residential Mortgage-Backed Securities (Cost $9,308,715)		8,863,371

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 2.9%
$260,000	U.S. Treasury Bonds, 4.50%, 5/15/38	$333,521
1,040,000	U.S. Treasury Bonds, 3.00%, 5/15/42	1,103,091
669,000	U.S. Treasury Bonds, 3.00%, 2/15/48	729,367
980,000	U.S. Treasury Notes, 0.50%, 3/31/25	924,186
1,000,000	U.S. Treasury Notes, 0.38%, 11/30/25	925,547
250,000	U.S. Treasury Notes, 0.63%, 3/31/27	228,896
1,100,000	U.S. Treasury Notes, 0.63%, 11/30/27	994,340
800,000	U.S. Treasury Notes, 2.88%, 5/15/28	819,562
1,220,000	U.S. Treasury Notes, 1.13%, 2/15/31	1,102,146
Total U.S. Treasury Obligations (Cost $7,534,374)		7,160,656

Shares		Value

Short-Term Investments — 22.4%
Money Market Funds — 22.4%
53,739,339	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25% (4)	53,739,339
594,888	State Street Navigator Securities Lending Government Money Market Portfolio (5)	594,888
		54,334,227
Total Short-Term Investments (Cost $54,334,227)		54,334,227
Total Investments In Securities — 99.6% (Cost $126,616,556)		$241,754,280
Cash And Other Assets In Excess Of Liabilities — 0.4%		1,031,520
Net Assets (6) —100.0%		$242,785,800

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2022, the market value of the securities on loan was $583,296.
(3)	Floating or variable rate security. The rate disclosed is the rate in effect as of March 31, 2022. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(4)	Rate reflects 7 day yield as of March 31, 2022.
(5)	Securities with an aggregate market value of $583,296 were out on loan in exchange for collateral including $594,888 of cash collateral as of March 31, 2022. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $126,616,556, aggregate gross unrealized appreciation was $116,880,741, aggregate gross unrealized depreciation was $1,743,017 and the net unrealized appreciation was $115,137,724.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REITs	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$163,633,523	$—	$—	$163,633,523
Asset-Backed Security	—	269,814	—	269,814
Commercial Mortgage-Backed Securities	—	2,116,801	—	2,116,801
Corporate Bonds & Notes*	—	4,757,087	—	4,757,087
Long-Term Municipal Securities*	—	112,657	—	112,657
U.S. Government Agency Obligations	—	506,144	—	506,144
Residential Mortgage-Backed Securities	—	8,863,371	—	8,863,371
U.S. Treasury Obligations	—	7,160,656	—	7,160,656
Short-Term Investments	54,334,227	—	—	54,334,227
Total Investments in Securities	$217,967,750	$23,786,530	$—	$241,754,280

*See Schedule of Investments for further breakdown by category.

An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2022, there were no Level 3 investments.